Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease
15. LEASE
Operating Leases
The Company entered into various operating lease agreements, which consist of real property and office equipment with lease periods expiring between fiscal years 2024 through

2033. The Company recognized leased assets in operating lease assets of US$14,134 and US$14,674 thousand and corresponding accrued expenses and other current liabilities of US$2,343 and US$2,528 thousand, and other long-term liabilities
of US$12,696 and US$12,413 thousand, as of December 31, 2023 and 2024, respectively. The weighted average remaining lease term was 8.07 years and 7.79 years, and the weighted average discount rate was 2.56% and 2.49% as of December 31, 2023 and 2024, respectively.
The maturities of the operating lease liabilities as of December 31, 2024, were as follows:

Operating Lease Obligations
Fiscal Year:
2025	$2,853
2026	2,295
2027	1,751
2028	1,538
2029	1,631
2030 and thereafter	6,251

Total	16,319
Less imputed interest	1,378

Present value of lease liabilities	14,941
Less operating lease liabilities-current	2,528

Long-term operating lease liabilities	$12,413

Operating lease expenses for the years ended December 31, 2022, 2023 and 2024 are US$4,820 thousand, US$5,261 thousand, and US$4,339 thousand, respectively. For the supplemental cash flow information related to lease, the cash paid for amounts included in the measurement of operating lease liabilities was US$3,642 thousand, US$3,825 thousand and US$2,569 thousand for the year ended December 31, 2022, 2023 and 2024, respectively.
The

Company
recognized

right-of-use
assets of US$
6,467 thousand, US$13,823 thousand, and US$
3,198
thousand upon entering into
operating lease
arrangements for the years ended December 31, 2022, 2023, and 2024, respectively
.